Expense Example - FidelityDividendGrowthFund-RetailPRO - FidelityDividendGrowthFund-RetailPRO - Fidelity Dividend Growth Fund - Fidelity Dividend Growth Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726